Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Major Classes Of Line Items Constituting Profit and Loss Of Discontinued Operations
The table below shows the loss from discontinued operations:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
NSNCo	—	—	—	—	(4)
Jackup Sale	—	—	—	—	(29)
Total loss from discontinued operations	—	—	—	—	(33)
Basic LPS: discontinued operations ($)	—	—	—	—	(0.33)
Diluted LPS: discontinued operations ($)	—	—	—	—	(0.33)

Schedule Of Net Gain On Disposal	The net gain on disposal, which is reported within Other financial items in our income statement, and the sale proceeds, which is reported in our statement of cash flows, are summarized further in the table below:

(In $ millions)	Gain on sale
Initial purchase price	43
Lender incentive fee	1
Total consideration	44
Less: Book value of PES investment	(31)
Less: Management Incentive Fee intangible	(13)
Gain on disposal	—

Schedule of disposals
The table below summarizes the profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by the KSA Business during these periods was reported through the discontinued operations line item.

	Successor				Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Operating revenues
Contract revenues	—	31	—	44	18
Total operating revenues	—	31	—	44	18
Operating expenses
Vessel and rig operating expenses	—	(17)	—	(24)	(10)
Selling, general and administrative expenses	—	(3)	—	(4)	(1)
Depreciation and amortization	—	(7)	—	(10)	(4)
Amortization of intangibles	—	(4)	—	(5)	—
Costs associated with disposal	—	—	—	—	—
Total operating expenses	—	(31)	—	(43)	(15)
Operating profit	—	—	—	1	3
Financial and other non-operating items
Interest expense	—	—	—	—	—
Reorganization items	—	—	—	—	(32)
Other financial items	—	—	—	—	—
Net profit/(loss) before tax from discontinued operations	—	—	—	1	(29)
Income tax expense	—	—	—	(1)	—
Net profit/(loss) after tax from discontinued operations	—	—	—	—	(29)
The table below summarizes the profit and loss statement for PES during periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by PES during these periods was reported through the discontinued operations line item.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Operating revenues
Contract revenues	—	12
Total operating revenues	—	12
Operating expenses
Operating expenses	—	(8)
Total operating expenses	—	(8)
Operating profit	—	4
Financial and other non-operating items
Interest income	—	—
Interest expense	—	(4)
Share in results from associated companies (net of tax)	—	(1)
Loss on impairment of investments	—	—
Loss impairment of convertible bond from related party	—	—
Other financial items	—	(2)
Total financial items	—	(7)
Net profit/(loss) before tax	—	(3)
Income tax benefit/(expense)	—	(1)
Net profit/(loss) after tax	—	(4)